Fair Value Measurements of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties	$ 251,347		$ 432,116	$ 6,600	$ 28,871
Carrying value of properties after impairment charges	3,366,600		3,537,656	$ 2,419,704
MEMP [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties			407,540
MEMP [Member] | East Texas, Wyoming and Colorado [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties	251,300	$ 0
Carrying value of properties after impairment charges	$ 157,600
MEMP [Member] | Permian Basin Properties [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties			234,200
Carrying value of oil and gas properties after impairment			88,700
MEMP [Member] | East Texas Properties [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties			107,600		20,900
Carrying value of oil and gas properties after impairment			88,800
MEMP [Member] | South Texas Properties [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties			65,600
Carrying value of oil and gas properties after impairment			71,200
MEMP [Member] | Elkhorn and Canyon Fields (Member)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties					$ 8,000
MRD [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties			$ 24,600